STOCK COMPENSATION (Stock Incentive Plan and Stock Option Grants to Employees and Directors) (Narrative) (Details) - USD ($)					1 Months Ended					12 Months Ended
	Jul. 12, 2016	Mar. 22, 2016	Oct. 27, 2015	Mar. 23, 2015	Dec. 16, 2016	Aug. 16, 2016	May 22, 2015	Apr. 30, 2013	Apr. 20, 2011	Dec. 31, 2016	Dec. 31, 2015
Stockholders' Equity [Line Items]
Options exercisable, weighted-average exercise price										$ 0.31
Fair value of options granted per option										$ 0.41
Share based compensation expense										$ 147,472	$ 59,327
Unrecognized compensation cost										$ 228,167
Employee [Member]
Stockholders' Equity [Line Items]
Stock option expiration term	10 years			10 years
Stock options granted	360,000			40,000
Options exercisable, weighted-average exercise price	$ 0.85			$ 0.75
Fair value of options granted	$ 179,640			$ 17,224
Fair value of options granted per option	$ 0.499			$ 0.4306
Vesting period				4 years
Director [Member]
Stockholders' Equity [Line Items]
Stock option expiration term		10 years	10 years		10 years	10 years
Stock options granted		46,000	60,000		14,000	60,000
Options exercisable, weighted-average exercise price		$ 0.695	$ 0.65		$ 0.85	$ 0.85
Fair value of options granted		$ 18,354	$ 22,392		$ 6,202	$ 29,940
Fair value of options granted per option		$ 0.3990	$ 0.3732		$ 0.443	$ 0.499
Vesting period			4 years
Executive officer and director [Member]
Stockholders' Equity [Line Items]
Stock option expiration term		10 years	10 years
Stock options granted		100,000	100,000
Options exercisable, weighted-average exercise price		$ 0.695	$ 0.65
Fair value of options granted		$ 39,901	$ 37,318
Fair value of options granted per option		$ 0.3990	$ 0.3732
Vesting period			4 years
2015 Plan [Member]
Stockholders' Equity [Line Items]
Shares reserved for issuance							1,000,000
Shares remaining for future issuance										385,000
Stock option expiration term							10 years
Maximum allowable annual shares granted to any individual							100,000
2013 Plan [Member]
Stockholders' Equity [Line Items]
Shares reserved for issuance								900,000
Shares remaining for future issuance										132,000
Stock option expiration term								10 years
Maximum allowable annual shares granted to any individual								180,000
2011 Plan [Member]
Stockholders' Equity [Line Items]
Shares reserved for issuance									900,000
Shares remaining for future issuance										27,000
Stock option expiration term									10 years
Maximum allowable annual shares granted to any individual									180,000